Benefit Plans (Schedule Of Defined Benefit Plans Disclosures) (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)			$ 731,825		$ 731,825	$ 723,887	$ 723,887	$ 748,421
Service cost	$ (1,836)	$ (1,836)	(1,836)	$ (1,754)	(5,508)	(5,263)	(7,018)	(8,314)	$ (7,231)
Interest cost	(6,326)	(6,326)	(6,327)	(6,454)	(18,979)	(19,362)	(25,815)	(29,638)	(31,154)
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	11,168	11,168	11,167	10,873	33,503	32,620	43,492	44,819	41,893
Actuarial (gain) loss			80				9,718	(31,989)
Amendments (primarily increases in pension bands)							0	5,409
Settlements	0			0	(146)	0	0	(395)
Benefits paid							(34,613)	(35,511)
Projected benefit obligation at ending Measurement Date							731,825	723,887	748,421
Change in plan assets:
Fair value of plan assets at beginning Measurement Date			674,430		674,430	647,573	647,573	657,239
Actual return on plan assets							45,520	1,074
Employer contributions during quarter			7,211				15,950	25,166	54,100
Benefits paid							(34,613)	(35,511)
Fair value of plan assets at ending Measurement Date							674,430	647,573	657,239
Unfunded status	(41,088)	(44,094)	(47,100)		(41,088)		(57,395)	(76,314)
Regulatory Assets							484,622	456,202
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities							(57,395)	(76,314)
Net amount recognized							(57,395)	(76,314)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period							0	5,409
Net loss (gain) arising during period							7,690	11,757
Amortization of prior service cost	(1,060)			(1,296)	(3,180)	(3,888)	(5,183)	(4,867)	(4,853)
Amortization of gain (loss)							(13,896)	(14,096)
Total recognized in regulatory assets							(11,389)	(1,797)
Defined Benefit Plan, Amortization of Gain (Loss)	(3,298)			(3,474)	(9,897)	(10,422)
Net loss (gain)							203,047	209,252
Prior service cost (credit)							20,658	25,842
Total amounts included in regulatory assets (liabilities)							223,705	235,094
Indianapolis Power And Light Company [Member]
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)			731,825		731,825	723,887	723,887		748,421
Service cost	(1,836)	(1,836)	(1,836)	(1,754)	(5,508)	(5,263)	(7,018)	(8,314)	(7,231)
Interest cost	(6,326)	(6,326)	(6,327)	(6,454)	(18,979)	(19,362)	(25,815)	(29,638)	(31,154)
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	11,168	11,168	11,167	10,873	33,503	32,620	43,492	44,819	41,893
Actuarial (gain) loss			80				9,718	(31,989)
Amendments (primarily increases in pension bands)							0	5,409
Settlements	0			0	(146)	0	0	395
Benefits paid							(34,613)	(35,511)
Projected benefit obligation at ending Measurement Date							731,825	723,887
Change in plan assets:
Fair value of plan assets at beginning Measurement Date			674,430		674,430	647,573	647,573		657,239
Actual return on plan assets							45,520	1,074
Employer contributions during quarter			7,211				15,950	25,166	54,100
Benefits paid							(34,613)	(35,511)
Fair value of plan assets at ending Measurement Date							674,430	647,573
Unfunded status	(41,088)	(44,094)	(47,100)		(41,088)		(57,395)	(76,314)
Regulatory Assets							484,622	456,202
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities							(57,395)	(76,314)
Net amount recognized							(57,395)	(76,314)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period							0	5,409
Net loss (gain) arising during period							7,690	11,757
Amortization of prior service cost	(1,060)			(1,296)	(3,180)	(3,888)	(5,183)	(4,867)	$ (4,853)
Amortization of gain (loss)							(13,896)	(14,096)
Total recognized in regulatory assets							(11,389)	(1,797)
Defined Benefit Plan, Amortization of Gain (Loss)	(3,298)			$ (3,474)	(9,897)	$ (10,422)
Net loss (gain)							203,047	209,252
Prior service cost (credit)							20,658	25,842
Total amounts included in regulatory assets (liabilities)							223,705	$ 235,094
Pension Benefit [Member]
Change in benefit obligation:
Service cost							(400)
Interest cost							(5,300)
Actuarial (gain) loss			80
Settlements			(146)
Change in plan assets:
Unfunded status							56,300
Regulatory Assets	210,402	214,760	219,119		210,402		223,705
Sources of change in regulatory assets(1):
Amortization of prior service cost	(1,060)	(1,060)	(1,060)
Defined Benefit Plan, Amortization of Gain (Loss)	(3,298)	(3,299)	(3,300)
Pension Benefit [Member] | Indianapolis Power And Light Company [Member]
Change in benefit obligation:
Service cost							(400)
Interest cost							(5,300)
Actuarial (gain) loss			80
Settlements			(146)
Change in plan assets:
Unfunded status							(56,300)
Regulatory Assets	210,402	214,760	219,119		$ 210,402		$ 223,705
Sources of change in regulatory assets(1):
Amortization of prior service cost	(1,060)	(1,060)	(1,060)
Defined Benefit Plan, Amortization of Gain (Loss)	$ (3,298)	$ (3,299)	$ (3,300)